Commitments and Contigencies - Minimum Future Commitments (Table) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Commitment and Contigencies [Abstract]
December 31, 2019	$ 0
December 31, 2020	6,320
December 31, 2021	16,717
December 31, 2022	16,717
December 31, 2023	16,717
December 31, 2024 and thereafter	144,270
Total	$ 200,741